Note 3 - Acquisitions	12 Months Ended
Dec. 31, 2015
Business Combinations [Abstract]
Business Combination Disclosure [Text Block]
3.	Acquisitions

2015 acquisitions:

The Company acquired controlling interests in nine businesses, seven operating in the Americas (Texas, the US Northeast, Missouri, Florida, Georgia, Indiana and Oregon) and two operating in EMEA (Belgium and Morocco). These acquisitions were accounted for by the purchase method of accounting for business combinations and accordingly, the consolidated statements of earnings do not include any revenues or expenses related to these acquisitions prior to their closing dates.

Details of these acquisitions are as follows:

Aggregate Acquisitions

Current assets	$10,649
Non-current assets	2,407
Current liabilities	(13,264)
Long-term liabilities	(1,605)
Redeemable non-controlling interest	(13,284)
$(15,097)

Cash consideration, net of cash acquired of $5,873	(44,108)
Acquisition date fair value of contingent consideration	(14,566)
Total purchase consideration	$(58,674)

Acquired intangible assets	$30,398
Goodwill	$43,373

2014 acquisitions:

The Company acquired controlling interests in nine businesses. Acquisitions included controlling interests in regional firms in the UK, Canada, New Zealand, and Australia expanding Colliers’ geographic presence in these markets. The Company also acquired a controlling interest in AOS Group, which was rebranded immediately as Colliers International, establishing a base of operations in France and Belgium.

Details of these acquisitions are as follows:

Aggregate Acquisitions

Current assets	$35,003
Non-current assets	6,705
Current liabilities	(44,880)
Long-term liabilities	(9,734)
Redeemable non-controlling interest	(17,700)
Non-controlling interests	(255)
$(30,861)

Note consideration	$(3,171)
Cash consideration, net of cash acquired of $11,427	(91,559)
Acquisition date fair value of contingent consideration	(13,339)
Total purchase consideration	$(108,069)

Acquired intangible assets	$39,369
Goodwill	$99,561

2013 acquisitions:

The Company completed eight individually insignificant acquisitions. Acquisitions included a controlling interest in Colliers Germany (with operations in Munich, Stuttgart, Frankfurt, Dusseldorf and Berlin) as well as four regional firms in the Netherlands, Australia, Canada and Brazil. These acquisitions expanded Colliers’ geographic presence to new markets.

Details of these acquisitions are as follows:

Aggregate Acquisitions

Current assets	$25,454
Non-current assets	2,591
Current liabilities	(34,611)
Long-term liabilities	(18,147)
Redeemable non-controlling interests	(43,533)
Non-controlling interests	(3,629)
$(71,875)

Note consideration	$(216)
Cash consideration, net of cash acquired of $15,852	(31,314)
Acquisition date fair value of contingent consideration	(8,110)
Total purchase consideration	$(39,640)

Gain on revaluation of previously held equity investment	$(820)

Acquired intangible assets	$46,819
Goodwill	$65,516

During 2013, the Company recorded a gain upon obtaining control of a business previously accounted for as an equity investment totaling $820 (see note 5). The gain relates to the revaluation of the previously held equity investment to fair value.

Acquisition-related transaction costs for the year ended December 31, 2015 totaled $5,301 (2014 - $9,103; 2013 - $2,903) and were recorded as expense under the caption “acquisition-related items”.

In all years presented, the fair values of non-controlling interests were determined using an income approach with reference to a discounted cash flow model using the same assumptions implied in determining the purchase consideration.

The purchase price allocations of acquisitions resulted in the recognition of goodwill. The primary factors contributing to goodwill are assembled workforces, synergies with existing operations and future growth prospects. For acquisitions completed during the year ended December 31, 2015, goodwill in the amount of $25,745 is deductible for income tax purposes (2014 - $712; 2013 - nil).

The Company typically structures its business acquisitions to include contingent consideration. Vendors, at the time of acquisition, are entitled to receive a contingent consideration payment if the acquired businesses achieve specified earnings levels during the one- to four-year periods following the dates of acquisition. The ultimate amount of payment is determined based on a formula, the key inputs to which are (i) a contractually agreed maximum payment; (ii) a contractually specified earnings level and (iii) the actual earnings for the contingency period. If the acquired business does not achieve the specified earnings level, the maximum payment is reduced for any shortfall, potentially to nil.

Unless it contains an element of compensation, contingent consideration is recorded at fair value each reporting period. The fair value recorded on the consolidated balance sheets as at December 31, 2015 was $29,119 (see note 19). The estimated range of outcomes (undiscounted) for these contingent consideration arrangements is determined based on the formula price and the likelihood of achieving specified earnings levels over the contingency period, and ranges from $43,794 to a maximum of $48,660. These contingencies will expire during the period extending to December 2020. During the year ended December 31, 2015, $6,083 was paid with reference to such contingent consideration (2014 - $25,535; 2013 - $1,994).

The consideration for the acquisitions during the year ended December 31, 2015 was financed from borrowings on the Company’s revolving credit facility and cash on hand.

The amounts of revenues and earnings contributed from the dates of acquisition and included in the Company’s consolidated results for the year ended December 31, 2015, and the supplemental pro forma revenues and earnings of the combined entity had the acquisition dates been January 1, 2014, are as follows:

	Revenues	Net earnings from continuing operations

Actual from acquired entities for 2015	$34,041	$3,961
Supplemental pro forma for 2015 (unaudited)	1,802,129	44,914
Supplemental pro forma for 2014 (unaudited)	1,782,253	57,672

Supplemental pro forma results were adjusted for non-recurring items.